9 CAPITAL STOCK: Schedule of Warrant Activity (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD ($) shares
Equity Classification
Warrants outstanding, Number of shares | shares	25,408,646	25,408,646	25,408,646	25,408,646	16,468,688	16,468,688
Warrants outstanding, Weighted Average Exercise Price	$ 0.38		$ 0.37		$ 0.19
Issued - Finder's unit warrants, Number of shares | shares					766,800	766,800
Issued - Finder's unit warrants, weighted average exercise price					$ 0.20
Issued - Financing warrants, Number of shares | shares					11,161,363	11,161,363
Issued - Financing warrants, weighted average exercise price					$ 0.63
Issued - Financing advisory warrants, Number of shares | shares					330,795	330,795
Issued - Financing advisory warrants, weighted average exercise price					$ 0.63
Exercised - Finder's unit warrants, Number of shares | shares					(439,000)	(439,000)
Exercised - Finder's unit warrants, weighted average exercise price					$ 0.20
Exercised - Financing warrants, Number of shares | shares					(2,880,000)	(2,880,000)
Exercised - Financing warrants, weighted average exercise price					$ 0.20
Exercised - Additional Financing warrants, Number of shares | shares			0	0	0	0
Exercised - Additional Financing warrants, weighted average price per share			$ 0		$ 0
Warrants outstanding, Number of shares | shares	6,188,688	6,188,688	25,408,646	25,408,646	25,408,646	25,408,646
Warrants outstanding, Weighted Average Exercise Price	$ 0.13		$ 0.38		$ 0.37
Expired - Financing warrants, Number of shares | shares	(11,492,158)	(11,492,158)	0	0
Expired - Financing warrants, weighted average price per share	$ 0.63		$ 0
Expired - Additional Financing warrants, Number of shares | shares	(7,727,800)	(7,727,800)
Expired - Additional Financing warrants, weighted average price per share	$ 0.20
Liability Classification
Warrants outstanding, Number of shares | shares	0	0	258,000	258,000	3,870,000	3,870,000
Warrants outstanding, Weighted Average Exercise Price		$ 0		$ 0.15		$ 0.15
Issued - Finder's unit warrants, Number of shares | shares					0	0
Issued - Finder's unit warrants, weighted average exercise price						$ 0
Issued - Financing warrants, Number of shares | shares					0	0
Issued - Financing advisory warrants, Number of shares | shares					0	0
Issued - Financing advisory warrants, weighted average exercise price						$ 0
Exercised - Finder's unit warrants, weighted average exercise price						$ 0
Exercised - Financing warrants, Number of shares | shares					0	0
Exercised - Financing warrants, weighted average exercise price						$ 0
Exercised - Additional Financing warrants, Number of shares | shares			(158,000)	(158,000)	(3,612,000)	(3,612,000)
Exercised - Additional Financing warrants, weighted average price per share				$ 0.15		$ 0.15
Warrants outstanding, Number of shares | shares			0	0	258,000	258,000
Warrants outstanding, Weighted Average Exercise Price				$ 0		$ 0.15
Expired - Financing warrants, weighted average price per share				$ 0.15